SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of the beginning and ending balance of the assets and liabilities measured at fair value on recurring basis (Details) - USD ($)	6 Months Ended			12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2023
Fair Value Disclosures
Beginning balance	$ 13,943,019	$ 19,470,400	$ 20,323,400	$ 19,470,400
Change in fair value	1,066,927	245,800	(988,800)
Ending balance	$ 15,009,946	$ 19,716,200	$ 19,334,600	$ 13,943,019
Fair value discount rate valuation of trading securities	28.00%			28.00%
Transfer between level 1and level 2	$ 0
Asset, transfer into (out of) of level 3	$ 0